ROYALTY RECEIVABLE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Royalty Receivable Details Abstract
Beginning balance	$ 3,540,753
Royalty received for exploration and evaluation asset (Note 5)		3,603,680
Finance income	189,154	117,379
Change in foreign exchange rate	239,449	(180,306)
Ending balance	$ 3,969,356	$ 3,540,753